Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	22,222,200
Proposed Maximum Offering Price per Unit	1.7751
Maximum Aggregate Offering Price	$ 39,446,627.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,447.58
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”). The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of common stock of Game Your Game, Inc. (the “Company”), par value $0.001 per share (the “Common Stock”), as reported on the Nasdaq Capital Market on August 19, 2026.

The shares of Common Stock registered hereunder consist of up to 22,222,200 shares of Common Stock issuable upon conversion of all the shares of Series A convertible preferred stock, par value $0.001 per share (the “Series A Preferred Stock”), issuable to Streeterville Capital, LLC (“Streeterville”), pursuant to that certain Securities Purchase Agreement, dated as of June 30, 2026, by and between the Company and Streeterville.

Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional shares of Common Stock as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.